Commitments and Contingencies (Details) - Schedule of Lease Costs - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Costs [Line Items]
Operating lease	$ 933,661	$ 621,388
General and administrative [Member]
Schedule of Lease Costs [Line Items]
Operating lease	49,810	621,388
Operations [Member]
Schedule of Lease Costs [Line Items]
Operating lease	665,961
Research and development [Member]
Schedule of Lease Costs [Line Items]
Operating lease	$ 217,890